Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–157.80%(a)
Pennsylvania–148.68%
Allegheny (County of), PA; Series 2016 C-76, GO Bonds	5.00%	11/01/2041	$10,410	$ 10,637,775
Allegheny (County of), PA Airport Authority; Series 2021 A, RB (INS - AGM)(b)(c)	4.00%	01/01/2056	3,000	2,664,869
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(b)(c)	5.50%	01/01/2053	3,000	3,212,725
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, RB(d)(e)	5.00%	04/01/2047	7,885	7,944,896
Series 2018 A, Ref. RB	5.00%	04/01/2047	2,750	2,770,890
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(f)	4.56%	02/01/2037	1,160	1,103,029
Series 2019 A, Ref. RB	4.00%	07/15/2038	4,950	4,826,653
Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB	5.00%	12/01/2045	7,880	7,913,027
Series 2018, RB	4.00%	06/01/2048	2,100	2,000,620
Series 2022, RB	5.75%	06/01/2052	1,750	1,950,708
Allentown (City of), PA Neighborhood Improvement Zone Development Authority;
Series 2022, Ref. RB	5.00%	05/01/2042	1,000	1,015,899
Series 2023, RB(g)	6.25%	05/01/2042	1,750	1,707,351
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(g)	5.00%	05/01/2042	1,500	1,478,771
Series 2024, RB(g)	5.00%	05/01/2042	2,000	1,978,625
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2047	1,200	1,149,417
Series 2017 C, RB	5.00%	05/15/2047	1,175	1,125,470
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	1,789,519
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	992,509
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $3,778,407)(h)	5.00%	12/01/2051	3,625	2,211,315
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,093,382
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,376,225
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds);
Series 2019, RB	5.00%	12/01/2044	2,250	2,356,508
Series 2019, RB	4.00%	12/01/2049	1,650	1,560,882
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,285,864
Clairton (City of), PA Municipal Authority; Series 2012 B, RB(i)(j)	5.00%	06/04/2024	1,920	1,920,050
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(c)(k)	0.00%	10/01/2034	150	94,257
Series 2020 A, GO Bonds (INS - BAM)(c)(k)	0.00%	10/01/2038	1,450	729,487
Series 2020 B, Ref. GO Bonds (INS - BAM)(c)(k)	0.00%	10/01/2033	275	181,178
Series 2020 B, Ref. GO Bonds (INS - BAM)(c)(k)	0.00%	10/01/2034	550	345,609
Series 2020 C, Ref. GO Notes (INS - BAM)(c)(k)	0.00%	10/01/2033	360	237,179
Commonwealth Financing Authority;
Series 2018, RB(d)(e)	5.00%	06/01/2031	3,500	3,663,267
Series 2018, RB(d)(e)	5.00%	06/01/2032	2,000	2,091,588
Series 2018, RB(d)(e)	5.00%	06/01/2033	2,000	2,090,710
Series 2018, RB(d)(e)	5.00%	06/01/2035	3,045	3,179,094
Cumberland (County of), PA Municipal Authority (Diakon Lutheran); Series 2015, Ref. RB	5.00%	01/01/2038	2,345	2,354,720
Cumberland (County of), PA Municipal Authority (Messiah Village); Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,567,588
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2035	1,145	1,166,272
Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	310	305,763
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	787,286
Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	3,500	3,974,753
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	3,000	2,917,598
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2014, RB(i)(j)	5.00%	07/01/2024	$ 750	$ 750,366
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	794,310
Series 2016, Ref. RB	5.00%	12/01/2039	2,780	2,786,969
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program); Series 2021, RB	4.00%	05/01/2041	400	334,908
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2053	3,380	2,841,810
Series 2019, RB	5.00%	12/01/2049	510	438,494
Franklin Regional School District; Series 2019, GO Bonds	4.00%	05/01/2046	2,000	1,928,249
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,879,290
Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,000	735,751
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	1,545	1,494,077
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	673,191
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,423,719
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	3,524,223
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2015, Ref. RB	5.00%	11/01/2035	790	791,730
Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,020,729
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	4,215	4,324,850
Lancaster School District; Series 2020, GO Bonds (INS - AGM)(c)	4.00%	06/01/2036	1,275	1,280,806
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	265	210,771
Series 2021, Ref. RB	4.00%	03/01/2051	265	200,920
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	10,945	10,085,521
Lehigh (County of), PA General Purpose Authority; Series 2023, RB	7.00%	06/01/2053	1,240	1,305,860
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	2,000	1,621,384
Lehigh (County of), PA General Purpose Authority (Muhlenberg College);
Series 2024, Ref. RB	5.25%	02/01/2049	925	959,135
Series 2024, Ref. RB	5.25%	02/01/2054	750	775,152
Littlestown Area School District; Series 2023 A, GO Bonds (INS - BAM)(c)	5.00%	10/01/2050	1,000	1,043,104
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	500	503,428
Series 2022 A, RB	4.50%	01/01/2045	450	414,208
Mechanicsburg Area School District; Series 2020 AA, GO Bonds	4.00%	05/15/2050	2,000	1,912,918
Montgomery (County of), PA; Series 2023, RB(g)	6.50%	09/01/2043	1,700	1,704,316
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2027	1,460	1,436,566
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	4,915	4,636,307
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2022, Ref. RB	4.00%	05/01/2056	5,755	5,091,804
Montgomery (County of), PA Industrial Development Authority; Series 2023, RB	5.25%	11/15/2053	500	510,118
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	4,285	4,388,996
Series 2020 C, RB	4.00%	11/15/2043	200	184,680
Series 2020 C, RB	5.00%	11/15/2045	380	385,426
Montgomery (County of), PA Industrial Development Authority (Germantown Academy);
Series 2021, Ref. RB	4.00%	10/01/2036	1,000	932,958
Series 2021, Ref. RB	4.00%	10/01/2046	625	528,395
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	1,270	1,206,386
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	993,490
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	$ 1,170	$ 1,190,786
Series 2016, Ref. RB	5.00%	08/15/2046	625	627,518
Series 2018 A, Ref. RB	4.00%	08/15/2048	2,355	2,071,086
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	461,499
Series 2019, Ref. RB	5.00%	11/01/2044	950	837,971
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	896,920
Northampton Area School District; Series 2024, GO Bonds (INS - BAM)(c)	4.00%	04/01/2046	3,000	2,770,278
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College);
Series 2019, RB	5.00%	05/01/2044	1,000	932,819
Series 2019, RB	5.00%	05/01/2049	2,200	1,986,696
Pennsylvania (Commonwealth of);
First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,691,240
Series 2018 A, Ref. COP	4.00%	07/01/2046	1,960	1,872,131
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	3,750	3,843,372
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2053	1,750	1,571,713
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University); Series 2024, RB	4.00%	08/01/2054	3,500	3,300,415
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(g)	3.25%	08/01/2039	2,600	2,012,529
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	2,365	2,369,243
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	2,760	2,777,155
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	1,400	1,451,788
Series 2022, RB (INS - AGM)(b)(c)	5.00%	12/31/2057	5,000	5,129,559
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	2,640	2,644,202
Series 2015, RB(b)	5.00%	06/30/2042	1,750	1,724,176
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facilities); Series 2020, Ref. RB	4.00%	01/01/2032	400	382,960
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	350	321,827
Series 2021, Ref. RB	4.00%	07/01/2046	1,000	875,695
Series 2023, RB	5.25%	07/01/2049	710	724,011
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2022 A, Ref. RB	4.00%	02/15/2052	500	453,732
Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2021 A, RB(b)	2.63%	06/01/2042	890	729,026
Series 2023 A, RB(b)	4.00%	06/01/2044	2,640	2,493,005
Series 2023 B, RB(b)	5.00%	06/01/2050	500	483,754
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University);
Series 2016, Ref. RB	5.00%	05/01/2035	3,590	3,625,588
Series 2020 A, Ref. RB (INS - AGM)(c)	4.00%	05/01/2050	1,750	1,573,185
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	2,662,282
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,163,599
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2017, RB(e)	5.00%	08/15/2046	7,800	7,954,544
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	3,925	4,004,959
Series 2019, RB	4.00%	08/15/2044	5,810	5,602,043
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	1,956,787
Pennsylvania (Commonwealth of) Housing Finance Agency (Social bonds); Series 2023 141-A, RB	5.75%	10/01/2053	966	1,011,074
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 143-A, RB	5.30%	04/01/2044	$ 4,000	$ 4,124,304
Series 2024-145A, RB	6.00%	10/01/2054	1,500	1,614,337
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community college);
Series 2023, RB (INS - BAM)(c)	4.00%	10/01/2042	1,000	951,880
Series 2023, RB (INS - BAM)(c)	5.25%	10/01/2044	1,100	1,161,608
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community College); Series 2023, RB (INS - BAM)(c)	4.13%	10/01/2048	1,000	927,016
Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School); Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	12/01/2030	3,235	3,329,560
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,085,423
Second Series 2017, Ref. RB	5.00%	12/01/2038	2,710	2,809,552
Second Series 2017, Ref. RB	5.00%	12/01/2041	700	729,047
Series 2009 C, RB (INS - AGM)(c)	6.25%	06/01/2033	5,840	6,154,132
Series 2009 E, RB	6.38%	12/01/2038	720	779,624
Series 2014 A-3, RB(k)	0.00%	12/01/2041	3,000	1,315,362
Series 2014, Ref. RB(i)	5.00%	12/01/2034	1,500	1,505,534
Series 2017 A, RB(d)(e)	5.50%	12/01/2042	10,000	10,286,096
Series 2017 B-1, RB	5.25%	06/01/2047	5,370	5,476,334
Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,039,655
Series 2019 A, RB (INS - AGM)(c)	4.00%	12/01/2049	1,305	1,246,134
Series 2019 A, RB	5.00%	12/01/2049	5,000	5,196,237
Series 2021 A, Ref. RB	4.00%	12/01/2051	4,500	4,203,108
Series 2021 A, Ref. RB	4.00%	12/01/2051	6,000	5,604,144
Series 2022 B, Ref. RB	5.25%	12/01/2052	2,000	2,160,607
Series 2023, Ref. RN (SIFMA Municipal Swap Index + 0.85%)(f)(j)	3.36%	07/15/2026	2,000	2,000,977
Pennsylvania State University (The); Series 2016 A, RB	5.00%	09/01/2041	3,245	3,305,546
Philadelphia (City of), PA;
Eighth Series 2009 E, Ref. VRD RB (LOC - Td Bank N.A.)(l)(m)	3.34%	08/01/2031	2,100	2,100,000
Series 2017 15, Ref. RB	5.00%	08/01/2047	1,100	1,111,425
Series 2017 A, RB(d)(e)	5.25%	10/01/2052	7,405	7,623,152
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	2,550	2,642,325
Series 2017 B, Ref. RB(b)	5.00%	07/01/2042	4,000	4,021,819
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	3,000	3,002,822
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,250	3,336,992
Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	107,635
Series 2019 B, GO Bonds	5.00%	02/01/2037	1,000	1,053,097
Series 2020 A, RB	5.00%	11/01/2050	4,750	4,990,560
Series 2020 C, Ref. RB(b)	4.00%	07/01/2034	1,300	1,267,374
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	2,000	1,790,754
Series 2021, Ref. RB (INS - AGM)(b)(c)	4.00%	07/01/2039	1,000	975,190
Sixteenth Series 2020 A, RB (INS - AGM)(c)	4.00%	08/01/2045	2,000	1,931,977
Sixteenth Series 2020 A, RB (INS - AGM)(c)	5.00%	08/01/2050	2,500	2,609,795
Philadelphia (City of), PA Authority for Industrial Development; Series 2017, Ref. RB(g)	5.00%	03/15/2045	1,850	1,545,099
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2014 A, RB(e)(i)(j)	5.00%	07/01/2024	6,000	6,004,119
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,207,404
Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	2,735	2,741,702
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	912,856
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,174,328
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2024, Ref. RB(g)	6.00%	05/01/2030	2,260	2,230,091
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II);
Series 2020, RB	5.00%	08/01/2030	$ 365	$ 367,877
Series 2020, RB	5.00%	08/01/2040	620	607,507
Series 2020, RB	5.00%	08/01/2050	1,400	1,344,644
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,464,357
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,081,357
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	1,973,864
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	980	982,075
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	1,000	863,772
Series 2017, RB	5.00%	12/01/2058	1,000	964,885
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,525	1,302,508
Series 2017, Ref. RB	5.00%	07/01/2049	3,500	2,858,229
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2032	1,980	1,994,800
Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,006,493
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(c)	5.25%	02/15/2029	1,645	1,646,782
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(c)	5.00%	06/01/2025	1,965	1,990,536
Series 2019 A, GO Bonds	5.00%	09/01/2044	2,450	2,527,954
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2019 B, Ref. RB (INS - AGM)(c)	4.00%	09/01/2034	1,600	1,613,706
Series 2020 B, RB (INS - AGM)(c)	4.00%	09/01/2050	2,290	2,198,296
Series 2023 A, RB (INS - AGM)(c)	4.25%	09/01/2053	450	433,501
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2052	2,000	2,154,606
Washington (County of), PA Redevelopment Authority; Series 2018, Ref. RB	5.00%	07/01/2035	1,000	975,456
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	750	738,370
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	3,292,619
				404,760,737
Puerto Rico–7.13%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043	1,265	1,279,989
Series 2005 A, RB(k)	0.00%	05/15/2050	17,475	3,176,027
Series 2005 B, RB(k)	0.00%	05/15/2055	7,700	849,744
Series 2008 A, RB(k)	0.00%	05/15/2057	9,170	736,809
Series 2008 B, RB(k)	0.00%	05/15/2057	28,400	1,708,476
Puerto Rico (Commonwealth of); Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	12,000	7,969,553
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2022 A, Ref. RB(g)	5.00%	07/01/2033	1,000	1,058,501
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2030	2,660	2,619,179
				19,398,278
Virgin Islands–1.14%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	970	873,571
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(g)	5.00%	09/01/2030	2,230	2,236,211
				3,109,782
Guam–0.85%
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046	1,250	1,249,134
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB(i)(j)	5.00%	07/01/2024	$ 1,055	$ 1,055,724
				2,304,858
TOTAL INVESTMENTS IN SECURITIES(n)–157.80% (Cost $446,730,325)				429,573,655
FLOATING RATE NOTE OBLIGATIONS–(12.16)%
Notes with interest and fee rates ranging from 3.91% to 3.92% at 05/31/2024 and contractual maturities of collateral ranging from 06/01/2031 to 10/01/2052(o)				(33,095,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(45.47)%				(123,769,824)
OTHER ASSETS LESS LIABILITIES–(0.17)%				(482,962)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$272,225,869
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $23,895,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(e)	Underlying security related to TOB Trusts entered into by the Trust.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $15,951,494, which represented 5.86% of the Trust’s Net Assets.
(h)	Restricted security. The value of this security at May 31, 2024 represented less than 1% of the Trust’s Net Assets.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	Zero coupon bond issued at a discount.
(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2024.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	8.00%

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Trust’s investments with a value of $50,837,466 are held by TOB Trusts and serve as collateral for the $33,095,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2024, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Pennsylvania Value Municipal Income Trust